CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Insurance premium payables	$ 73,616	¥ 537,344	¥ 591,953
Accrued expenses and other current liabilities	96,452	704,035	597,684
Current lease liabilities	4,736	34,573	32,908
Non-current lease liabilities	1,503	10,971	27,293
Deferred tax liabilities	$ 11,533	¥ 84,185	¥ 73,305
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000005
Common Stock, Shares Authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	3,624,773,740	3,624,773,740
Common stock, shares outstanding	3,624,773,740	3,624,773,740
Accounts receivable, net of allowance	$ 3,942	¥ 28,772	¥ 19,263
Related Party
Amount due to related parties	$ 1,454	¥ 10,616	¥ 9,509
Class A ordinary shares
Common Stock, Shares Authorized	8,900,000,000	8,900,000,000	8,900,000,000
Common Stock, Shares, Issued	3,282,256,521	3,282,256,521	3,282,256,521
Common stock, shares outstanding	2,822,868,761	2,822,868,761	2,899,717,031
Class B ordinary shares
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	801,904,979	801,904,979	801,904,979
Common stock, shares outstanding	801,904,979	801,904,979	801,904,979
VIE
Insurance premium payables		¥ 537,344	¥ 591,953
Accrued expenses and other current liabilities		534,932	490,698
Current lease liabilities		13,232	10,114
Non-current lease liabilities		6,247	3,626
Deferred tax liabilities		83,760	72,880
Accounts receivable, net of allowance	$ 3,891	28,404	19,140
VIE | Related Party
Amount due to related parties | ¥		¥ 253	¥ 0